Note 26 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2021	2020
Director fees earned and other compensation	$754	$820
Salaries and benefits	7,830	6,354
Share-based compensation	1,894	12,275
Total compensation	$10,478	$19,449

Sojitz Corporation [member]
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2021	2020
Sales to Sojitz	$24,780	$12,469
Deduct: commission charges	(305)	(253)
Revenue(1)	$24,475	$12,216

Kyrgyzaltyn [member]
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2021	2020
Gross gold and silver sales to Kyrgyzaltyn	$265,407	$995,111
Deduct: refinery and financing charges	(1,248)	(6,164)
Net revenue received from Kyrgyzaltyn(1)	$264,159	$988,947